Significant transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant transactions [abstract]
Net gain at completion of spin-off
(USD millions)	April 8, 2019

Net assets derecognized	-20 025

Derecognition of distribution liability	23 434

Difference between net assets and distribution liability	3 409

Recognition of Alcon Inc. shares obtained through consolidated foundations	1 273

Currency translation gains recycled into the consolidated income statement	123

Transaction costs recognized in the consolidated income statement	-114

Gain on distribution of Alcon Inc. to Novartis AG shareholders	4 691